DERIVATIVES AND HEDGING ACTIVITIES (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Nov. 30, 2015
Notional amount	$ 65,452	$ 57,052
Undertone Agreement [Member]
Line of credit amount			$ 50,000